11. INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Cash and cash equivalents	$ 137.4	$ 187.6	$ 160.4	$ 104.5
Non-current assets	1,069.0	1,134.0
Other current liabilities	132.1	167.9
Net assets	1,457.8	1,543.0
Hudson’s share of the equity	572.4	730.4	$ 687.9	$ 343.2
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Cash and cash equivalents	2.6	2.5
Other current assets	4.0	4.0
Non-current assets	3.0	3.2
Other current liabilities	(3.9)	(2.8)
Net assets	$ 5.7	$ 6.9
Proportion of Hudson’s ownership	35.00%	35.00%	35.00%
Hudson’s share of the equity	$ 2.0	$ 2.4
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Cash and cash equivalents	1.4
Other current assets	2.7
Non-current assets	1.0
Other current liabilities	(2.9)
Net assets	$ 2.2
Proportion of Hudson’s ownership	50.00%		0.00%
Hudson’s share of the equity	$ 1.1
Associates
Disclosure of associates [line items]
Cash and cash equivalents	4.0
Other current assets	6.7
Non-current assets	4.0
Other current liabilities	(6.8)
Net assets	7.9
Hudson’s share of the equity	$ 3.1